John Hancock Greater China Opportunities Fund (the “Fund”)
Supplement dated 2-25-11 to the current Prospectuses
Matthew Lee is no longer a portfolio manager on the investment management team of the Fund. In addition, Ronald Chan has joined the investment management team of the fund.
Accordingly, in the “Fund summary” section, the information under the heading “Portfolio management” is amended and restated, as follows:
Terrace Pak Hing Chum, MBA, CFA, CAIA
Managing Director of Greater China Equities
Joined fund team in 2008
Ronald Chan
Regional Head of Greater China Equities
Joined fund team in 2011
In the “Fund details — Who’s who” section, the portfolio manager information in the “Subadviser” subsection is amended and restated, as follows:
Terrace Pak Hing Chum, MBA, CFA, CAIA
•	Managing Director of Greater China Equities

•	Joined fund team in 2008

•	Portfolio manager at HT Capital Management Ltd. (2007-2008)

•	Portfolio manager at The Pacific Group Honk Kong (2006-2007)

•	Portfolio manager at Schroder Investment Management (HK) Ltd. (1998-2006)

•	Began business career in 1995
Ronald Chan
•	Regional Head of Greater China Equities

•	Joined fund team in 2011

•	Chief Investment Officer, Pacific Eagle Asset Management Limited, Hong Kong (2010-2011)

•	Chief Investment Officer, Asian Equities, Reliance Asset Management (Singapore) Limited (2009-2010)

•	Head of Asian Equity, German Chinese Investments Services, Hong Kong (February-July 2009)

•	Chief Investment Officer, Asian Equities, Fortis Investment Management, Shanghai and Hong Kong (2004-2008)
     You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Greater China Opportunities Fund (the “Fund”)
Supplement dated 2-25-11 to the current Statement of Additional Information
Matthew Lee is no longer a portfolio manager on the investment management team of the Fund. Accordingly, all references to Matthew Lee as a portfolio manager on the investment management team of the Fund are removed from the Statement of Additional Information. In addition, Ronald Chan has joined the investment management team of the Fund.
Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Other Accounts the Portfolio Managers are Managing” subsection has been amended and restated, as follows:
Other Accounts the Portfolio Managers are Managing. The table below indicates, for each portfolio manager, information about the accounts for which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2010 for Mr. Chum and as of February 25, 2011 for Mr. Chan. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
Terrace Pak Hing Chum, MBA, CFA, CAIA	Other Registered Investment Companies: None Other Pooled Investment Vehicles: None
Other Accounts: Two (2) accounts with total assets of approximately $85.9 million.

Ronald Chan*	Other Registered Investment Companies: None
Other Pooled Investment Vehicles: None
Other Accounts: None

*	Information for Mr. Chan, who recently joined the investment management team, is as of February 25, 2011

Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Share Ownership by Portfolio Managers” subsection has been amended and restated, as follows:
Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2010 for Mr. Chum and February 25, 2011 for Mr. Chan, the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A	—	$0
B	—	$1 — $10,000
C	—	$10,001 — $50,000
D	—	$50,001 — $100,000
E	—	$100,001 — $500,000
F	—	$500,001 — $1,000,000
G	—	More than $1 million

Portfolio Manager	Range of Beneficial Ownership
Terrace Pak Hing Chum, MBA, CFA, CAIA	C
Ronald Chan*	A

*	Information for Mr. Chan, who recently joined the investment management team, is as of February 25, 2011
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.